Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based Employee Incentive Plans [Abstract]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The stock option and SAR transactions during 2012, 2011 and 2010 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

2012
Outstanding, beginning of year	26.3		$35.18	4.0	$246.3
Granted	.1		44.79	—	—
Exercised	(6.7)		22.73	—	148.0
Expired or forfeited	(.3)		43.02	—	—
Outstanding, end of year	19.4		$39.34	3.5	$163.8

Exercisable, end of year	19.4		$39.34	3.5	$163.8

(1) Rounds to zero.

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Stock Appreciation Rights By Exercise Price Range
The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
10.00-20.00	2.2	.8	$17.00	$63.1
20.00-30.00	.1	5.1	24.49	3.1
30.00-40.00	6.3	3.9	32.92	84.4
40.00-50.00	4.2	3.8	43.36	13.2
50.00-60.00	6.6	3.7	50.51	—
$0.00-$60.00	19.4	3.5	$39.34	$163.8

Assumptions Used In Market Stock Units Granted
MSUs granted in 2012 were valued using two separate performance periods, which resulted in a weighted average per share fair value of $46.36 and $46.84, respectively, for the two-year and three-year vesting period tranches, using the assumptions noted in the table below. In addition, the MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2012
	Two-year	Three-year	2011	2010
Dividend yield	1.6%	1.6%	1.6%	.1%
Historical volatility	30.3%	39.7%	36.5%	58.7%
Risk-free interest rate	.2%	.3%	.6%	.9%
Initial price	$44.79	$44.79	$36.87	$29.20

Summary Of Status Of Performance Stock Units And Restricted Stock Units
RSU, MSU and PSU transactions in 2012, 2011 and 2010 were as follows (number of units in millions):

	2012		2011		2010
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	6.7	$33.62	5.0	$31.16	3.1	$34.6
Granted	4.6	43.71	3.9	37.43	3.8	29.22
Vested	(7.7)	34.69	(1.3)	33.34	(1.3)	34.22
Forfeited	(.2)	37.37	(.9)	33.65	(.6)	34.78
RSUs, MSUs and PSUs at end of year	3.4	$43.25	6.7	$33.62	5.0	$31.16

Activity Under Stock Option And Stock Appreciation Rights Plans
During 2012, 2011 and 2010, the following activity occurred under the Plans:

(Millions)	2012	2011	2010
Cash received from stock option exercises	$89.8	$150.4	$52.6
Intrinsic value of options/SARs exercised and stock units vested	492.5	280.7	140.3
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	172.4	98.2	49.1
Fair value of stock options, SARs and stock units vested (1)	273.4	98.5	105.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.